Schedule of revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 10,055,569	$ 13,104,123	$ 46,435,412	$ 53,255,361
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			46,435,412	53,255,361
Remittance Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Fiat Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,410,386	6,467,068	21,592,260	25,287,487
Fiat Remittance Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			21,592,260	25,287,487
ODL Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	172,728	279,831	880,171	1,407,709
ODL Remittance Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			880,171	1,407,709
Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,459,503	6,314,878	23,840,573	26,398,707
Sales of Airtime [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			23,840,573	26,398,707
Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 12,952	$ 42,346	122,408	161,458
Other Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 122,408	$ 161,458